Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Expenses and Other Payables
10.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables are as follows:

	December 31,
	2016	2017
	$	$
Current:
Accrued cost of revenue and sales and marketing expenses	22,561	49,179
Accrued interest for convertible promissory notes	—	21,607
Accrued office-related operating expenses	3,853	9,652
Business and other taxes payables	2,985	5,277
Other payables	45,456	163,483
Payroll and welfare payable	13,941	22,131
Payable for acquisition of non-controlling interests	8,780	—
Payable for property and equipment	2,823	6,239
Others	1,687	7,680

	102,086	285,248

Non-current:
Other payables	2,519	2,050
Others	1,961	5,497

	4,480	7,547